RESTRUCTURING	12 Months Ended
Jan. 03, 2021
Restructuring and Related Activities [Abstract]
RESTRUCTURING	RESTRUCTURING
In connection with the Spin-off, the restructuring expenses were accounted for by SunPower and there were no restructuring expenses incurred in the books of Maxeon for fiscal year 2020.
February 2018 Restructuring Plan
During the first quarter of fiscal year 2018, SunPower adopted a restructuring plan and began implementing initiatives to reduce operating expenses and cost of revenue overhead in light of the known shorter-term impact of U.S. tariffs imposed on PV solar cells and modules pursuant to Section 201 of the Trade Act of 1974 and SunPower’s broader initiatives to control costs and improve cash flow. In connection with the plan, SunPower expects between 150 and 250 non-manufacturing employees to be affected, representing approximately 3% of its global workforce, with a portion of those employees exiting from us as part of a voluntary departure program. The changes to the workforce will vary by country, based on local legal requirements and consultations with employee works councils and other employee representatives, as appropriate.
The restructuring activities were substantially complete, and any remaining costs to be incurred were not expected to be material. We have incurred cumulative costs of $5.4 million as of December 29, 2019.
December 2016 Restructuring Plan
During the fourth quarter of fiscal year 2016, SunPower adopted a restructuring plan to reduce costs and focus on improving cash flow, primarily related to the closure of the Philippine-based Fab 2 manufacturing facility. There were charges of $1.8 million related to this plan recorded during fiscal year 2018 and charges during fiscal year 2019 were not material. The restructuring activities were substantially complete as of the second quarter of fiscal year 2018, and any remaining costs to be incurred are not expected to be material. Cumulative costs incurred under this plan were $157.4 million as of December 29, 2019.
Legacy Restructuring Plans
Prior to fiscal year 2016, SunPower implemented approved restructuring plans to align with changes in the global solar market, which included the consolidation of our Philippine manufacturing operations, as well as actions to accelerate operating cost reduction and improve overall operating efficiency. These restructuring activities were substantially complete as of the second quarter of fiscal year 2017, and any remaining costs to be incurred are not expected to be material. Cumulative costs incurred under these plans amounted to $164.3 million as of December 29, 2019.
The following table summarizes the period-to-date restructuring charges by plan recognized in our Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019	December 30, 2018
February 2018 Restructuring Plan:
Severance and benefits	$—	$(234)	$5,821
Other costs(1)	—	(299)	159
Total February 2018 Restructuring Plan	—	(533)	5,980
December 2016 Plan:
Severance and benefits	—	—	523
Lease and related termination costs	—	—	6
Other costs(1)	—	5	1,309
Total December 2016 Plan	—	5	1,838
Legacy Restructuring Plans:
Severance and benefits	—	—	(282)
Other costs(1)	—	11	230
Total Legacy Plan	—	11	(52)
Total restructuring charges	$—	$(517)	$7,766
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.
The following table summarizes the restructuring reserve movements during fiscal year 2019:

(In thousands)	December 30, 2018	Charges (Benefits)	Recovery (Payments)	December 29, 2019
February 2018 Restructuring Plan:
Severance and benefits	$4,516	$(234)	$(4,062)	$220
Other costs(1)	—	(299)	299	—
Total February 2018 Restructuring Plan	4,516	(533)	(3,763)	220
December 2016 Plan:
Severance and benefits	—	—	—	—
Lease and related termination costs	—	—	—	—
Other costs(1)	—	5	(5)	—
Total December 2016 Plan	—	5	(5)	—
Legacy Restructuring Plans:
Severance and benefits	384	—	(141)	243
Other costs(1)	73	11	(32)	52
Total Legacy Plan	457	11	(173)	295
Total restructuring charges	$4,973	$(517)	$(3,941)	$515
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.